Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of global business segment	3
Revenues, costs of revenues and gross margins
Net revenues	$ 529,329	$ 482,829	$ 402,617
Costs of revenues	247,932	215,348	168,410
Gross margin (as a percent)	53.00%	55.00%	58.00%
Advertising
Revenues, costs of revenues and gross margins
Net revenues	412,928	368,805	290,814
Costs of revenues	195,324	157,458	116,295
Gross margin (as a percent)	53.00%	57.00%	60.00%
MVAS
Revenues, costs of revenues and gross margins
Net revenues	69,008	83,457	86,183
Costs of revenues	41,935	53,235	49,612
Gross margin (as a percent)	39.00%	36.00%	42.00%
Other
Revenues, costs of revenues and gross margins
Net revenues	47,393	30,567	25,620
Costs of revenues	$ 10,673	$ 4,655	$ 2,503
Gross margin (as a percent)	77.00%	85.00%	90.00%